Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Measurement of Financial Assets and Liabilities (Recurring) (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
ASSETS
Financial assets		$ 20,382,605	$ 20,382,605
Recurring Fair Value Measurement [Member] | IFRS9 [member]
ASSETS
Financial assets	$ 4,123,054
LIABILITIES
Financial liabilities	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Forward Contract [Member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	322,241
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Swap contract [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	788,133
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Call options [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	1,493
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Put options [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	939
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	96,943
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Chilean Central Bank Securities [member]
ASSETS
Financial assets	36,608
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other Instruments Issued in Chile [Member]
ASSETS
Financial assets	4,017
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Foreign government and central bank instruments [member]
ASSETS
Financial assets	23,276
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other securities issued abroad [member]
ASSETS
Financial assets	19,505
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Investments in mutual funds [member]
ASSETS
Financial assets	3,532
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other investments at fair value through profit or loss [member]
ASSETS
Financial assets	10,005
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	2,657,154
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Foreign government and central bank instruments [member]
ASSETS
Financial assets	769,693
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other securities issued abroad [member]
ASSETS
Financial assets	332,560
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Chilean Central Bank and Government Securities [member]
ASSETS
Financial assets	1,352,084
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other securities issued in Chile [member]
ASSETS
Financial assets	196,439
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other investments at fair value through other comprehensive income [member]
ASSETS
Financial assets	6,378
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member]
ASSETS
Financial assets	1,368,957
LIABILITIES
Financial liabilities	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Forward Contract [Member]
ASSETS
Financial assets	342,993
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Swap contract [member]
ASSETS
Financial assets	1,021,701
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Call options [member]
ASSETS
Financial assets	4,217
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Put options [member]
ASSETS
Financial assets	$ 46
Recurring Fair Value Measurement [Member] | IAS 39 [member]
ASSETS
Financial assets			4,327,314
LIABILITIES
Financial liabilities			1,095,154
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Forward Contract [Member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities			333,482
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Swap contract [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities			759,216
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Call options [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities			86
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Put options [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities			2,370
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Chilean Central Bank Securities [member]
ASSETS
Financial assets			7,126
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Other Instruments Issued in Chile [Member]
ASSETS
Financial assets			5
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Foreign government and central bank instruments [member]
ASSETS
Financial assets			381,262
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Other securities issued abroad [member]
ASSETS
Financial assets			8,147
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Investments in mutual funds [member]
ASSETS
Financial assets			18,521
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Trading investments [member]
ASSETS
Financial assets			415,061
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial Investments Available-for-Sale [member]
ASSETS
Financial assets			2,663,478
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial Investments Available-for-Sale [member] | Foreign government and central bank instruments [member]
ASSETS
Financial assets			420,687
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial Investments Available-for-Sale [member] | Other securities issued abroad [member]
ASSETS
Financial assets			300,740
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial Investments Available-for-Sale [member] | Chilean Central Bank and Government Securities [member]
ASSETS
Financial assets			1,783,877
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial Investments Available-for-Sale [member] | Other securities issued in Chile [member]
ASSETS
Financial assets			147,762
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial Investments Available-for-Sale [member] | Mutual Funds Investment [Member]
ASSETS
Financial assets			10,412
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial derivative contracts [member]
ASSETS
Financial assets			1,248,775
LIABILITIES
Financial liabilities			1,095,154
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Forward Contract [Member]
ASSETS
Financial assets			316,901
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Swap contract [member]
ASSETS
Financial assets			930,744
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Call options [member]
ASSETS
Financial assets			421
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Put options [member]
ASSETS
Financial assets			$ 709